Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment pension plans.
Beginning of year	$ 2,080,651	$ 1,468,112
Net periodic cost	259,291	292,026
Contributions	(6,972)	(600)
Remeasurement adjustments	(279,825)	344,313
Benefits paid	(139,465)	(23,200)
End of year	1,913,680	2,080,651
Pensions
Post-employment pension plans.
Beginning of year	1,724,801
Net periodic cost	156,659
Remeasurement adjustments	(327,898)	250,283
Benefits paid	(89,757)
End of year	1,463,805	1,724,801
Seniority Premiums
Post-employment pension plans.
Beginning of year	355,850
Net periodic cost	102,632
Contributions	(6,972)
Remeasurement adjustments	48,073	94,030
Benefits paid	(49,708)
End of year	$ 449,875	$ 355,850